FEDERATED ADJUSTABLE RATE SECURITIES FUND

Federated Investors Funds
4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

October 28, 2010

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549

RE:         FEDERATED ADJUSTABLE RATE SECURITIES FUND (the “Fund”)
Institutional Shares
                                Institutional Service Shares
1933 Act File No. 2-29786
1940 Act File No. 811-1704

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Fund hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated October 31, 2010, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statements of Additional Information contained in the most recent Registration Statement for the Fund.  This Registration
Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 37 on October 27, 2010.

If you have any questions regarding this certification, please contact me at (412) 288-8260.

Very truly yours,

/s/ Gail C. Jones
Gail C. Jones
Assistant Secretary